Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk (Tables)	12 Months Ended
Dec. 31, 2019
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Table of Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2019	2018	2017
ASSETS
Derivatives - Hedge accounting	1,729	2,892	2,485
Fair value changes of the hedged items in portfolio hedges of interest rate risk	28	(21)	(25)
LIABILITIES
Hedging derivatives	2,233	2,680	2,880
Fair value changes of the hedged items in portfolio hedges of interest rate risk	-	-	(7)

Hedging Derivatives Breakdown By Type Of The Risk And Type Of Hedge
Derivatives - Hedge accounting breakdown by type of risk and type of hedge. (Millions of Euros)
	2019		2018		2017
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	920	488	982	513	1,141	850
OTC	920	488	982	513	1,141	850
Equity	-	3	6	-	-	-
OTC	-	3	6	-	-	-
Foreign exchange and gold	420	316	587	398	625	511
OTC	420	316	587	398	625	511
FAIR VALUE HEDGES	1,341	808	1,575	912	1,766	1,362
Interest rate	224	850	221	562	244	533
OTC	224	839	219	562	242	533
Organized market	-	11	2	-	2	-
Foreign exchange and gold	115	18	955	873	119	714
OTC	115	18	955	873	119	714
CASH FLOW HEDGES	339	868	1,176	1,435	363	1,247
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	12	242	92	231	301	15
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	37	216	33	90	46	256
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	1	99	15	12	9	-
DERIVATIVES-HEDGE ACCOUNTING	1,729	2,233	2,892	2,680	2,485	2,880
of which: OTC - credit institutions	1,423	1,787	2,534	2,462	1,829	2,527
of which: OTC - other financial corporations	306	426	355	216	651	234
of which: OTC - other	-	8	2	2	2	120

Disclosure Of Information About Terms And Conditions Of Hedging Instruments And How They Affect Future Cash Flows Explanatory
Cash flows of hedging instruments (Millions of Euros)
	3 months or less	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Receivable cash inflows	447	488	2,076	2,061	5,071
Payable cash outflows	395	411	2,223	2,003	5,032